Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities
Net loss	$ (5,032,209)	$ (1,721,512)	$ (1,954,297)	$ (2,888,765)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on reverse merger				2,837,392
Stock based compensation	4,646,389	1,595,686	1,853,501
Imputed interest	2,260	1,002	1,763
Changes in assets and liabilities
Increase (decrease) in contract liability				(44,444)
Increase in prepaid assets	(711)		(187,500)
Increase (decrease) in accounts payable	55,034	13,943	113,392	13,997
Net cash used in operating activities	(329,237)	(110,881)	(168,463)	(81,820)
Cash Flows from investing
Net cash used in investing activities
Cash Flows from Financing Activities
Proceeds from Loans payable - related party		45,215
Payment of Loans payable - related party		(6,243)
Proceeds from related party advances	1,909	0	1,909	15,979
Payment of related party advances	(1,909)	0	(8,152)	(173,000)
Related party loans			63,090
Stock redemption for cash	1
Related party line of credit	295,000
Proceeds from issuance of common stock	20,000	4,254	4,253	87,870
Net cash from financing activities	314,999	43,226	61,100	86,549
Net increase (decrease) in Cash	(14,238)	(67,655)	112,041	4,729
Beginning cash balance	19,564	131,605	131,605	126,876
Ending cash balance	5,326	63,950	19,564	131,605
Supplemental disclosure of cash flow information
Cash paid for interest
Cash paid for tax